Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Federal income taxes approximate rate	34.00%
Net operating loss carry-forwards		$ 127,893
Operating loss carry-forwards expire comments	Dec. 31, 2032